IMPAIRMENT (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Impairment
Impairment loss	$ 671.1		$ 0.0	$ 1,054.8
Tax recovery	0.0	$ (101.6)		(101.6)
Total impairment loss, net of tax	671.1	282.1		953.2
Rainy River Mining Properties Depletable [Member]
Impairment
Impairment loss	452.9	383.7		836.6
Blackwater nondepletable mining properties [Member]
Impairment
Impairment loss	$ 218.2	$ 0.0		$ 218.2